Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 ¥ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 ¥ / shares
Summary of Significant Accounting Policies (Details) [Line Items]
Exchange rate | (per share)				$ 7.7996	¥ 6.3726	$ 7.7894	¥ 6.525	$ 7.7534	¥ 6.9618
Average exchange rate | (per share)				$ 7.7727	¥ 6.4508	$ 7.8351	¥ 6.9042	$ 7.7559	¥ 6.9081
Fixed deposit	$ 78,461				¥ 500,000
Annual interest rate	1.95%				1.95%
Maturity date	Jun. 11, 2022				Jun. 11, 2022
Restricted cash (in Dollars)		$ 9,500,000
Property and equipment, net, percentage	5.00%
Current portion of capital lease and financing obligation (in Dollars)	$ 2,267,248	51,135
Long term portion of capital lease and financing obligations (in Dollars)	$ 200,712	27,989
Lease property economic life percentage	75.00%
Present value percentage	90.00%
Unbilled amounts (in Dollars)	$ 35,727
Accrued freight costs (in Dollars)	31,754
Sales and marketing expenses (in Dollars)	367,633	50,083	$ 77,615
Employee benefit amount (in Dollars)	$ 31,145	$ 29,100	$ 56,097
Value added tax, description	The Company is subject to value added tax (“VAT”). Revenue from provision of trucking services is generally subject to VAT at the rate of 9% starting in April 2019, at the rate of 10% starting in May 2018 to March 2019 or at the rate of 11% in April 2018 and prior. For international transportation service income, the application VAT tax rate is 0% starting from May 2016. The Company is entitled to a refund for VAT already paid on goods and services purchased. The VAT balance is recorded in tax payables on the audited consolidated balance sheets. Revenues are presented net of applicable VAT.
Tax benefit percentage	50.00%
Earnings per share (in Dollars per share) | $ / shares	$ (0.06)	$ 0.08	$ 0.18
Statutory reserves, description	Pursuant to the laws applicable to the PRC, PRC entities must make appropriations from after-tax profit to the non-distributable “statutory surplus reserve fund”. Subject to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end). For foreign invested enterprises and joint ventures in the PRC, annual appropriations should be made to the “reserve fund”. For foreign invested enterprises, the annual appropriation for the “reserve fund” cannot be less than 10% of after-tax profits until the aggregated appropriations reach 50% of the registered capital (as determined under PRC GAAP at each year-end).
Other Customer [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	10.00%	10.00%	10.00%
Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage			13.00%
Revenue [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of customers	2	2	3
Revenue [Member] | Customer One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	23.00%	48.60%	25.20%
Revenue [Member] | Customer Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	13.70%	17.20%	15.80%
Revenue [Member] | Customer Three [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage			12.20%
Revenue [Member] | Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage		39.60%
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of customers	3	2
Concentration risk percentage	10.00%
Accounts Receivable [Member] | Customer Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage		10.20%
Accounts Receivable [Member] | Customer Three [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	11.70%
Accounts Receivable [Member] | Subcontractors One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	24.20%	54.30%
Accounts Receivable [Member] | Subcontractors Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	16.20%
Subcontractors One [Member] | Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	33.40%		49.90%
Subcontractors Two [Member] | Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	18.80%	26.10%	18.00%
Subcontractors Three [Member] | Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	10.30%	17.60%	16.60%
Subcontracting costs [Member] | Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	10.00%
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	10.00%
Accounts Receivable [Member] | Subcontractor Accounts [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	18.40%
Accounts Receivable [Member] | Subcontractors One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage		40.10%
Accounts Receivable [Member] | Subcontractors Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage		39.60%
Accounts Receivable [Member] | Subcontractors Three [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage		14.30%